Share Capital (Details) - CAD ($)												12 Months Ended
	Oct. 18, 2024	Oct. 16, 2024	Apr. 26, 2024	Apr. 18, 2024	Nov. 21, 2023	Sep. 22, 2023	Jun. 09, 2023	Jun. 05, 2023	May 26, 2023	Apr. 05, 2023	Apr. 03, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share Capital [Line Items]
Shares issued (in Shares)														3,650,000
Units shares (in Shares)					675,000
Price per share (in Dollars per share)					$ 0.4
Proceeds from issuing shares					$ 270,000
Common shares value									$ 324,500
Finders fee					$ 48,000		$ 73,200
Weighted average risk free interest rate					4.39%			3.52%
Weighted average volatility factor					116.96%			156.61%
Expected life					2			5
Exceed issued and outstanding												10.00%
Grant period												10 years
Restricted share unit percentage												10.00%
Share-based payments expense													$ 731,375	$ 2,190,000
Exercisable per share (in Dollars per share)								$ 0.59
Restricted shares								$ 1,055,070	$ 324,500
Common Shares [Member]
Share Capital [Line Items]
Shares issued (in Shares)						175,000						61,335,286	50,846,156
Common stock shares outstanding (in Shares)												61,335,286	50,846,156
Rose East Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)											1,500,000
Common shares value											$ 975,000
Trix Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)											83,333
Common shares value											$ 54,166
Rose West Lithium Property [Member]
Share Capital [Line Items]
Common shares value										$ 884,000
Interest acquire										100.00%
Rose West Lithium Property [Member] | Common Shares [Member]
Share Capital [Line Items]
Shares issued (in Shares)										1,300,000
Cosgrave Lithium Property [Member]
Share Capital [Line Items]
Common shares value						$ 82,250
Directors [Member]
Share Capital [Line Items]
Shares issued (in Shares)			1,200,000						550,000
Weighted average risk free interest rate			4.33%
Weighted average volatility factor			129.06%
Exercisable per share (in Dollars per share)			$ 0.18
Restricted shares			$ 131,314
Stock options granted (in Shares)								2,000,000
Private Placements [Member]
Share Capital [Line Items]
Units shares (in Shares)		8,750,000		1,739,130
Gross proceeds														$ 2,190,000
QFT Shares [Member]
Share Capital [Line Items]
Units shares (in Shares)	8,750,000		1,739,130		1,855,554		1,338,461
Price per share (in Dollars per share)	$ 0.08	$ 0.08	$ 0.23	$ 0.23	$ 0.45		$ 0.65
Proceeds from issuing shares		$ 700,000		$ 400,000	$ 835,000
Recognized liability				86,957
Finders fees		42,000		$ 24,000
Recognized liability		$ 131,250			92,778
Gross proceeds	$ 700,000		$ 400,000		$ 835,000
Weighted average risk free interest rate					4.57%
RSU’s [Member]
Share Capital [Line Items]
Shares issued (in Shares)						875,000			550,000				1,425,000
Common shares value						$ 406,875
Restricted share unit percentage												10.00%
Share-based payments expense													$ 731,375
Flow-Through [Member]
Share Capital [Line Items]
Units shares (in Shares)							573,770
Price per share (in Dollars per share)							$ 0.61
Recognized liability							$ 91,783
Gross proceeds							1,220,000
Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share)					$ 0.65							$ 0.65
Issue period					2 years
Share Options [Member]
Share Capital [Line Items]
Exceed issued and outstanding												5.00%
Share Options [Member] | Common Shares [Member]
Share Capital [Line Items]
Exceed issued and outstanding												2.00%
Flow-Through [Member]
Share Capital [Line Items]
Recognized liability	$ 131,250		$ 86,957		$ 92,778		$ 91,783
Expected life			2